RIGHT-OF-USE ASSET	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSET

8. RIGHT-OF-USE ASSET

Office Lease
$
Cost
Balance, December 31, 2018	-
Recognized on adoption of IFRS 16	68,253
Additions	-
Balance, December 31, 2019, 2020 and 2021	68,253

Accumulated Amortization
Balance, December 31, 2018	-
Amortization	68,253
Balance, December 31, 2019, 2020 and 2021	68,253

Carrying value
December 31, 2019, 2020 and 2021	-

Right-of-use asset comprised of the Company’s leased office space. During the year ended December 31, 2019, the Company determined it would terminate the remaining lease, and accordingly fully amortized 100% of the right-of-use asset.

During the year ended December 31, 2020, the Company terminated its lease agreement for its office premise. Pursuant to the cancelation, the Company forfeited its deposit of $8,420 and paid the outstanding rent for the months of January to March, 2020.